Paul J. Delligatti 202.346.4309 pdelligatti@goodwinlaw.com	Goodwin Procter LLP 1900 N Street, NW Washington, DC 20036 T: 202.346.4000 F: 202.346.4444 goodwinlaw.com

May 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Fundrise Real Estate Interval Fund, LLC (the “Fund”)

File Nos. 333-231940 and 811-23448

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained the Fund’s Registration Statement on Form N-2. The Registration Statement was filed with the U.S. Securities and Exchange Commission electronically on April 30, 2021.

If you have any questions or require any additional information, please do not hesitate to contact me at (202) 346-4309 or my colleague, Andrew L. Zutz at (202) 346-4116.

Sincerely,

/s/ Paul J. Delligatti
Paul J. Delligatti